Reconciliation of Provision Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Provision of Income Taxes [Line Items]
Loss before income tax	$ (12,101)	$ (14,630)	$ (825)
Tax provision at PRC enterprise income tax rate of 25%	(3,025)	(3,658)	(206)
Expenses not deductible for tax purposes	2,338	649	813
Preferential tax rates granted to PRC entities	333	99	94
Effect of the different income tax rates in other jurisdictions	1,011	787	345
Changes in valuation allowances	335	1,976	(141)
Expired operating loss carry forwards	4	585	1,241
Income tax expenses	$ 996	$ 438	$ 2,146